Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative instruments
Summary of reconciliation of change in fair value of derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Fair value of contracts, beginning of year	(84,741)	368,117
Reversal of opening contracts settled during the year	(4,886)	(284,096)
Assumed in acquisitions	13,376	—
Realized gain on contracts settled during the year	141,648	345,318
Unrealized gain (loss) during the year on contracts outstanding at the end of the year	134,561	(168,762)
Unwinding of contracts assumed in acquisitions	(13,376)	—
Net receipt from counterparties on contract settlements during the year	(141,648)	(345,318)
Fair value of contracts, end of year	44,934	(84,741)
Comprised of:
Current derivative asset	78,694	40,312
Current derivative liability	(6,154)	(52,944)
Non-current derivative asset	25,266	13,927
Non-current derivative liability	(52,872)	(86,036)
Fair value of contracts, end of year	44,934	(84,741)

Summary of (gain) loss on derivative instruments

The (gain) loss on derivative instruments for 2025 and 2024 were comprised of the following:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Realized gain on contracts settled during the year	(141,648)	(345,318)
Reversal of opening contracts settled during the year	4,886	284,096
Unwinding of contracts assumed in acquisitions	13,376	—
Unrealized (gain) loss on contracts outstanding at the end of the year	(134,561)	168,762
(Gain) loss on derivative instruments	(257,947)	107,540